UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended March 31, 2001
                                                --------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     11th     day of May, 2001.
--------         -----------         ---------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 12 Pages

                                Loews Corporation

                                    FORM 13F

                          Report for the Quarter Ended

                                 March 31, 2001




  Loews Corporation ("Loews"), by virtue of its approximately 87% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 27% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 12 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


AES Corp.         Common  00130H105 $       225       4,500     X                                         4,500

Agnico Eagle      Common  008474108       6,046     980,000     X                                       980,000
 Mines Ltd.

Allamerica Finl   Common  019754100         285       5,500     X                                         5,500
 Corp

American Natl     Common  028591105       1,411      20,500     X                                        20,500
 Ins Co.

Apex Silver       Common  G04074103       1,592     200,000     X                                       200,000
 Mines Ltd.

Apex Silver       WTS     G04074111          50     167,000     X                                       167,000
 Mines Ltd.       110402

Applica Inc.      Common  03815A106       1,240     200,000     X                                       200,000

AT&T Corp         Common  001957208         560      40,000     X                                        40,000
 Liberty Media-A

Ballard Pwr       Common  05858H104         212       5,300     X                                         5,300
 Sys Inc.

Barrick Gold      Common  067901108      23,078   1,615,000     X                                     1,615,000
 Corp.

Bear Stearns      Common  073902108       1,144      25,000     X                                        25,000
 Cos. Inc.

Belo Corp         Common  080555105       1,235      75,000     X                                        75,000

Black & Decker    Common  091797100         202       5,500     X                                         5,500
 Corp

BMC Software      Common  055921100         430      20,000     X                                        20,000

Bristol Myers     Common  110122108         594      10,000     X                                        10,000
 Squibb Co.
                                    -----------
                          TOTAL     $    38,304
                                    -----------

                                           Page 3 of 12 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Cabelvision       Common  12686C109         260       3,700     X                                         3,700
 Sys Corp

Cadiz Inc.        Common  127537108       1,490     150,000     X                                       150,000

Cambior Inc.      Common  13201L103          93     300,000     X                                       300,000

Carnival Corp     Common  143658102         210       7,600     X                                         7,600

Caterpillar Inc.  Common  149123101       4,881     110,000     X                                       110,000

Chubb Corp.       Common  171232101       1,811      25,000     X                                        25,000

Cleveland Cliffs  Common  185896107       4,142     230,100     X                                       230,100
 Inc.

CMS Energy Corp   Common  125896100         317      10,700     X                                        10,700

CNA Financial     Common  126117100   5,585,923 159,457,480     X                                   159,457,480
 Corp.

Comcast Corp      Common  200300200         285       6,800     X                                         6,800

Compaq Computer   Common  204493100       1,463      80,400     X                                        80,400
 Corp.

Conexant Systems  Common  207142100         137      15,300     X                                        15,300

Consolidated      Common  209232107         460      68,200     X                                        68,200
 Frtwys Corp.

Countrywide Cr    Common  222372104         212       4,300     X                                         4,300
 Inds

CTS Corp          Common  126501105         415      20,000     X                                        20,000

Deere & Co.       Common  244199105       1,817      50,000     X                                        50,000

Delphi Finl Group Common  247131105       1,480      50,000     X                                        50,000
 Inc

Delta Airlines    Common  247361108       2,568      65,000     X                                        65,000
 Inc Del
                                    -----------
                          TOTAL     $ 5,607,964
                                    -----------
                                                     Page 4 of 12 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Dollar Thrifty    Common  256743105       1,236      60,000     X                                        60,000
 Automotive GP

Dow Chemical Co.  Common  260543103       4,261     135,000     X                                       135,000

Dow Jones & Co    Common  260561105         235       4,500     X                                         4,500
 Inc.

DuPont E.I. De    Common  263534109       2,035      50,000     X                                        50,000
 Nemours & Co.

Eaton Corp.       Common  278058102         356       5,200     X                                         5,200

Echelon Corp      Common  27874N105         249      16,800     X                                        16,800

Equity            Common  29476L107         302       5,800     X                                         5,800
 Residential
 Pptys Tr

Fairchild         Common  303726103         162      12,200     X                                        12,200
 Semiconductor
 Intl

Frontline Ltd     Common  35906P105       1,742     100,000     X                                       100,000

Furniture Brands  Common  360921100       1,689      71,250     X                                        71,250
 International

Goodyear Tire &   Common  382550101       1,145      48,000     X                                        48,000
 Rubber Co

General Elec Co   Common  369604103         306       7,300     X                                         7,300

General Motors    Common  370442105       2,074      40,000     X                                        40,000
 Corp

Glamis Gold Ltd   Common  376775102       1,832     930,000     X                                       930,000

GPU Inc           Common  36225X100         260       8,000     X                                         8,000
                                    -----------
                          TOTAL     $    17,884
                                    -----------


                                           Page 5 of 12 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Gulf CDA Res Ltd  Common  40218L305       1,096     200,000     X                                       200,000

Hearst-Argyle     Common  422317107       1,030      50,000     X                                        50,000
 Television Inc.

Hershey Foods     Common  427866108         229       3,300     X                                         3,300
 Corp

Hewlett Packard   Common  428236103         625      20,000     X                                        20,000
 Co

Hilton Hotels     Common  432848109         943      90,200     X                                        90,200
 Corp

Homestake Mining  Common  437614100      35,142   6,681,000     X                                     6,681,000

Household Intl    Common  441815107         255       4,300     X                                         4,300
 Inc

Intl. Paper Inc.  Common  460146103       6,134     170,000     X                                       170,000

IBM               Common  459200101       4,809      50,000     X                                        50,000

Inktomi Corp      Common  457277101         665     100,000     X                                       100,000

Interstate        Common  46072H108         306      20,000     X                                        20,000
 Bakeries

Jabil Circuit     Common  466313103         225      10,400     X                                        10,400
 Inc

Jefferson Pilot   Common  475070108         360       5,300     X                                         5,300
 Corp

Johnson & Johnson Common  478160104         306       3,500     X                                         3,500

Jones Apparel     Common  480074103         333       8,800     X                                         8,800
 Grp Inc

Keithley Instrs   Common  487584104         165      10,200     X                                        10,200
 Inc
                                    -----------
                          TOTAL     $    52,623
                                    -----------

                                           Page 6 of 12 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Kinross Gold      Common  496902107         457     915,000     X                                       915,000
 Corp.

Kroger Co         Common  501044101         281      10,900     X                                        10,900

Lincoln Natl      Common  534187109       1,274      30,000     X                                        30,000
 Corp Ind

Loews Cos. Inc    Common  548661107         257       4,400     X                                         4,400

Lucent Tech       Common  549463107         167      16,800     X                                        16,800

Marriott Intl     Common  571903202         222       5,400     X                                         5,400
 Inc. New

Marsh & McLennan  Common  571748102         256       2,700     X                                         2,700
 Cos. Cin

Maytag Corp.      Common  578592107       3,225     100,000     X                                       100,000

MBIA Inc          Common  55262C100       1,589      19,700     X                                        19,700

McGraw Hill       Common  580645109         286       4,800     X                                         4,800
 Cos Inc

Med-Design Corp.  Common  583926100         270      20,000     X                                        20,000

Metromedia Int'l. Common  591695101         157      50,213     X                                        50,213
 Group Inc.

MGIC Invt Corp    Common  552848103         349       5,100     X                                         5,100
 WIS

Millipore Corp    Common  601073109         347       7,500     X                                         7,500

Mine Safety       Common  602720104         766      30,000     X                                        30,000
 Appliances Co.

Miramar Mining    Common  60466E100         345     460,000     X                                       460,000
 Corp.
                                    -----------
                          TOTAL     $    10,248
                                    -----------


                                           Page 7 of 12 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Montana Power Co  Common  612085100         217      15,400     X                                        15,400

Money Group Inc   Common  615337102         332      10,000     X                                        10,000

Motorola Inc.     Common  620076109       1,183      83,000     X                                        83,000

National City     Common  635405103         201       7,500     X                                         7,500
 Corp

Navistar Int'l.   Common  63934E108       3,192     140,000     X                                       140,000
 Corp.

New York Times    Common  650111107         221       5,400     X                                         5,400
 Co

News Corp LTD-    Common  652487802         821      30,000     X                                        30,000
 Spons Adr Prf

Nortek Inc        Common  656559101       1,094      40,000     X                                        40,000

Nortel Networks   Common  656568102       1,405     100,000     X                                       100,000
 Corp New

Omnicom Group Inc Common  681919106         829      10,000     X                                        10,000

On Command Corp.  Common  682160106         537      85,876     X                                        85,876

On Command Corp.  WTS B   682160122          26      27,920     X                                        27,920
                  100703

Overseas Ship-    Common  690368105       3,711     135,000     X                                       135,000
 holding Group
 Inc

Perrigo Co.       Common  714290103         494      50,000     X                                        50,000

Pitney Bowes Inc  Common  724479100         202       5,800     X                                         5,800

Placer Dome Inc.  Common  725906101      24,462   2,828,000     X                                     2,828,000
                                    -----------
                          TOTAL     $    38,927
                                    -----------



                                           Page 8 of 12 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Potash Corp.      Common  73755L107       4,061      70,000     X                                        70,000
 Sask Inc.

Praxair Inc       Common  74005P104         254       5,700     X                                         5,700

Robert Half Intl  Common  770323103         255      11,400     X                                        11,400
 Inc

Ryerson Tull Inc  Common  78375P107       7,246      72,100     X                                        72,100
 New

Sapient Corp      Common  803062108         111      15,400     X                                        15,400

Snap-On Inc.      Common  833034101       1,165      40,000     X                                        40,000

Sonic Automotive  Common  83545G102         468      60,000     X                                        60,000
 Inc

Southtrust Corp   Common  844730101         380       8,300     X                                         8,300

Sovereign Bancorp Common  845905108       1,482     175,000     X                                       175,000
 Inc

Starwood Hotels & Common  85590A203         289       8,500     X                                         8,500
 Resorts wrldwd

Stillwater Mining
 Co.              Common  86074Q102         226       8,350     X                                         8,350

Steward WP & Co   Common  None              760      35,000     X                                        35,000
 Ltd

St Jude Med Inc   Common  790849103         269       5,000     X                                         5,000

Symantec Corp     Common  871503108         272       6,500     X                                         6,500

Teekay Shipping   Common  None            2,769      65,000     X                                        65,000
 Marshall Islnd
                                    -----------
                          TOTAL     $    20,007
                                    -----------



                                           Page 9 of 12 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Tele Norte Leste  Common  879246106         163      10,000      X                                       10,000
 Part SA

Telephone and     Common  879433100         281       3,000      X                                        3,000
 Data Sys Inc

Teva Pharm-       Common  881624209         229        4,200     X                                        4,200
 aceutical Inds

Textron Inc       Common  883203101       2,842       50,000     X                                       50,000

Torchmark Corp    Common  891027104       1,553       40,000     X                                       40,000

United Parcel     Common  911312106         319        5,600     X                                        5,600
 Service Inc

USX Marathon      Common  902905827       1,347       50,000     X                                       50,000
 Group

Vivendi Universal Common  92851S204         315        5,200     X                                        5,200

Wackenhut Corp    Common  929794303         156       15,000     X                                       15,000

Wellpoint Health  Common  94973H108         210        2,200     X                                        2,200
 Network

Wells Fargo &     Common  949746101         227        4,600     X                                        4,600
 Co. New

Thoratec Corp     Common  885175307 $     2,839      334,000     X                                       334,000

TIBCO Software    Common  88632Q103         850      100,000     X                                       100,000
 Inc

TVX Gold Inc.     Common  87308K101         396      430,000     X                                       430,000

Viacom Inc.       Common  925524100         254        5,700     X                                         5,700
                  CL A

Visteon Corp.     Common  92839U107       1,504      100,000     X                                       100,000
                                    -----------
                          TOTAL     $    13,485
                                    -----------


                                             Page 10 of 12 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Barrick Gold      Common  067901908         572      40,000(c)  X                                        40,000(c)
 Corp.

Barrick Gold      Common  067901958       7,860     550,000(p)  X                                       550,000(p)
 Corp.

BMC Software      Common  055921900       2,150     100,000(p)  X                                       100,000(p)

Boeing            Common  097023955       6,964     125,000(p)  X                                       125,000(p)

Bristol Meyers    Common  110122958       2,376     400,000(p)  X                                       400,000(p)
 Squibb Co.

Caterpillar Inc.  Common  149123951       6,657     150,000(p)  X                                       150,000(p)

Caterpillar Inc.  Common  149123901       4,438     100,000(c)  X                                       100,000(c)

Chubb Corp.       Common  191232951       5,070      70,000(p)  X                                        70,000(p)

Compaq            Common  204493950       1,820     100,000(p)  X                                       100,000(p)

Deere & Co.       Common  244199955       7,268     200,000(p)  X                                       200,000(p)

Dow Chemical Co.  Common  260543953       5,683     180,000(p)  X                                       180,000(p)

DuPont E I de     Common  263534959       2,035      50,000(p)  X                                        50,000(p)
 Nemours & Co.

Ford Motor Co.    Common  345370950       2,868     100,000(p)  X                                       100,000(p)

GoodYear Tire &   Common  382550951       3,101     130,000(p)  X                                       130,000(p)
 Rubber Co.

Homestake Mining  Common  437614950       6,154   1,170,000(p)  X                                     1,170,000(p)

Intl Paper Co.    Common  460146903         305      20,000(c)  X                                        20,000(c)

Intl Paper Co.    Common  460146953       7,216     200,000(p)  X                                       200,000(p)
                                    -----------
                          TOTAL     $    72,537
                                    -----------



                                             Page 11 of 12 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


JP Morgan         Common  46625H950       1,796      40,000(p)  X                                        40,000(p)

Maytag Corp.      Common  578592907       1,616      50,000(c)  X                                        50,000(c)

Maytag Corp.      Common  578592957       6,450     200,000(p)  X                                       200,000(p)

Motorola          Common  620076959       1,426     100,000(p)  X                                       100,000(p)

Navistar Int'l.   Common  63934E958       2,280     100,000(p)  X                                       100,000(p)
 Corp.

Navistar          Common  63934E908         912      40,000(c)  X                                        40,000(c)

Omnicom Group     Common  681919956       2,486      30,000(p)  X                                        30,000(p)
 Inc.

Placer Dome       Common  725906901       2,595     300,000(c)  X                                       300,000(c)

Placer Dome       Common  725906951       3,244     375,000(p)  X                                       375,000(p)

Potash Corp.      Common  73755L957       5,801     100,000(p)  X                                       100,000(p)
 Sask Inc.

Salton Inc.       Common  795757953         395      26,000(p)  X                                        26,000(p)

Visteon Corp.     Common  92839U957       1,504     100,000(p)  X                                       100,000(p)
                                    -----------
                          TOTAL     $    30,505
                                    -----------
                AGGREGATE TOTAL     $ 5,902,484
                                    ===========












                                             Page 12 of 12 Pages